Acquisitions	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Acquisitions
51	ACQUISITIONS
Fiscal Year Ended March 31, 2025
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2025.
Fiscal Year Ended March 31, 2024
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2024.

Fiscal Year Ended March 31, 2023
There were no material acquisitions that were accounted for as business combinations during the fiscal year ended March 31, 2023.